Voyage Expenses and Vessel Operating Expenses - Vessel Operating Expenses (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Voyage Expenses And Vessel Operating Expenses [Abstract]
Crew wages and related costs	$ 36,628,082	$ 37,345,800	$ 36,821,527
Insurance	2,068,485	2,016,647	2,421,948
Repairs and maintenance	7,359,816	6,424,557	5,724,148
Spares and consumable stores	8,907,211	8,508,276	8,514,293
Miscellaneous expenses	5,471,184	5,124,154	5,340,920
Total	$ 60,434,778	$ 59,419,434	$ 58,822,836